Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	JX Luxventure Ltd
Trading Symbol	LLL
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	5,899,893
Amendment Flag	false
Entity Central Index Key	0001546383
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35715
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Bin Hai Da Dao No. 270
Entity Address, Address Line Two	Lang Qin Wan Guo Ji Du Jia Cun Zong He Lou
Entity Address, Address Line Three	Xiu Ying District
Entity Address, City or Town	Haikou City
Entity Address, Postal Zip Code	570100
Entity Address, Country	CN
Title of 12(b) Security	Common Stock, $0.0001 par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	WWC, P.C
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Bin Hai Da Dao No. 270
Entity Address, Address Line Two	Lang Qin Wan Guo Ji Du Jia Cun Zong He Lou
Entity Address, Address Line Three	Xiu Ying District
Entity Address, City or Town	Haikou City
Entity Address, Postal Zip Code	570100
Entity Address, Country	CN
Contact Personnel Name	Ms. Sun Lei
City Area Code	(86)
Local Phone Number	595 8889 6198
Contact Personnel Fax Number	(86) 595 8850 5328